CURRENT AND DEFERRED INCOME TAXES - Current tax assets and Current tax liabilities (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT AND DEFERRED INCOME TAXES
Applicable tax rate	27.00%	25.50%	24.00%	22.50%	21.00%
Monthly provisional payments			$ 1,330,379
Tax credits			371,917
Total			1,702,296
Income tax expense		$ 3,184,965	10,828,593
Total		$ 3,184,965	$ 10,828,593